Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 3,665	$ 3,708
Profit (loss), attributable to owners of parent	(1,020)	(1,448)	$ 250
Deferred tax assets	241	292
Current income tax receivable	0	1
Current income tax payable	19	14
Unused Capital Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	440	713
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58	58
Unused Investment Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 843	843
Republic of Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets realized (as a percent)	100.00%
Current income tax payable	$ 5	9
Uncertain tax provisions	5	8
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss), attributable to owners of parent	1,119	1,132
Trade tax losses	$ 830	851
Maximum operating loss carryforwards (as a percent)	60.00%
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	$ 4	3
Uncertain tax provisions	2	0
United States of America | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	5,984	7,307
United States of America | Unused Tax Credits Due to Expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	4,434
United States of America | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	186	157
CALIFORNIA | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	821	822
CALIFORNIA | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	22	17
Other states | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	868	885
NEW YORK | Nonrefundable New York Empire Zone
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	947	1,115
Texas, Minnesota, Vermont, North Carolina, and New Jersey | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	10	8
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	10	2
Uncertain tax provisions	$ 2	$ 3